Annual Total Returns[BarChart] - SA AB Small and Mid Cap Value Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.12%)	18.46%	37.60%	8.98%	(5.97%)	24.76%	12.89%	(15.23%)	19.78%	4.09%